Retirement Plans and Postretirement Medical Benefits (Components of Net Periodic Benefit Cost for Defined Benefit Pension Plans) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Transition Obligations (Assets)			$ 9	$ 10	$ 10
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)			620	(809)	(2,187)
Defined Benefit Plan, Amortization of Gains (Losses)			54,372	75,274	56,323
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost			3,684	3,563	3,328
Defined Benefit Plan, Interest Cost			9,503	11,187	13,528
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)			128	(1,724)	(2,504)
Defined Benefit Plan, Amortization of Gains (Losses)			7,433	8,214	7,666
Defined Benefit Plan, Net Periodic Benefit Cost			23,668	21,240	25,157
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments			2,920	0	2,839
Defined Benefit Plan, Special Termination Benefits			0	0	300
United States Pension Plans of US Entity, Defined Benefit [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost			13,981	18,939	19,450
Defined Benefit Plan, Interest Cost			74,370	81,040	87,738
Defined Benefit Plan, Expected Return on Plan Assets			107,608	121,623	123,058
Defined Benefit Plan, Amortization of Transition Obligations (Assets)			0	0	0
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)			(380)	(803)	(147)
Defined Benefit Plan, Amortization of Gains (Losses)			(32,494)	(52,957)	(37,522)
Defined Benefit Plan, Other Costs			548	0	1,489
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments			2,638	(48)	3,036
Defined Benefit Plan, Net Periodic Benefit Cost			(16,803)	(32,068)	(26,324)
Defined Benefit Plan, Special Termination Benefits			548	0
Foreign Pension Plans, Defined Benefit [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost		7,763	6,272	7,763	7,310
Defined Benefit Plan, Interest Cost		27,793	27,365	27,793	28,329
Defined Benefit Plan, Expected Return on Plan Assets		32,299	34,769		31,784
Defined Benefit Plan, Amortization of Transition Obligations (Assets)			(9)	(10)	(10)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		(112)	(112)		(170)
Defined Benefit Plan, Amortization of Gains (Losses)		(14,103)	(14,445)		(11,135)
Defined Benefit Plan, Other Costs		601	935		277
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments		444	0		274
Defined Benefit Plan, Net Periodic Benefit Cost	(18,507)		(14,351)		(15,701)
Defined Benefit Plan, Special Termination Benefits			$ 935	$ 601